CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (115,637,415)	$ 34,914,112	$ 69,147,733
Other comprehensive income:
Foreign currency translation adjustments	3,838,790	18,483,256	10,028,611
Total other comprehensive income	3,838,790	18,483,256	10,028,611
Comprehensive income (loss)	(111,798,625)	53,397,368	79,176,344
Comprehensive income (loss) attributable to noncontrolling interest	(2,075,866)	7,906,161	4,945,517
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (109,722,759)	$ 45,491,207	$ 74,230,827